Statement of Changes In Equity (Deficit) (Unaudited)	Ordinary shares USD ($) shares	Ordinary shares AED (د.إ) shares	Additional paid in capital USD ($)	Additional paid in capital AED (د.إ)	Accumulated deficit USD ($)	Accumulated deficit AED (د.إ)	USD ($) shares	AED (د.إ) shares
Balance (in Dollars)		د.إ 11,016		د.إ 17,309,994		د.إ (27,308,549)		د.إ (9,987,539)
Balance (in Shares) | shares	30,000,000	30,000,000
Balance at Dec. 31, 2023		د.إ 11,016		17,309,994		(27,308,549)		(9,987,539)
Balance (in Shares) at Dec. 31, 2023 | shares	30,000,000	30,000,000
Fair value adjustment on origination of liability below market interest rates				1,034,959				1,034,959
Loss for the period						(11,567,148)		(11,567,148)
Balance at Jun. 30, 2024		د.إ 11,016		18,344,953		(38,875,697)		(20,519,728)
Balance (in Shares) at Jun. 30, 2024 | shares	30,000,000	30,000,000
Balance (in Dollars)		د.إ 11,016		18,344,953		(38,875,697)		(20,519,728)
Balance (in Shares) | shares	30,000,000	30,000,000
Balance (in Dollars)		د.إ 11,016		18,856,437		(49,602,966)		د.إ (30,735,513)
Balance (in Shares) | shares	30,000,000	30,000,000					30,000,000	30,000,000
Balance at Dec. 31, 2024		د.إ 11,016		18,856,437		(49,602,966)		د.إ (30,735,513)
Balance (in Shares) at Dec. 31, 2024 | shares	30,000,000	30,000,000					30,000,000	30,000,000
Fair value adjustment on origination of liability below market interest rates				28,433				د.إ 28,433
Loss for the period						(12,050,632)	$ (3,281,764)	(12,050,632)
Proceeds from ordinary share issuance, net		د.إ 1,423		50,737,716				50,739,139
Proceeds from ordinary share issuance, net (in Shares) | shares	3,875,000	3,875,000
Ordinary stock issued for cashless exercise of warrants		د.إ 372		(372)
Ordinary stock issued for cashless exercise of warrants (in Shares) | shares	1,013,447	1,013,447
Balance at Jun. 30, 2025	$ 3,489	د.إ 12,811	$ 18,960,298	69,622,214	$ (16,790,196)	(61,653,598)	$ 2,173,591	د.إ 7,981,427
Balance (in Shares) at Jun. 30, 2025 | shares	34,888,447	34,888,447					34,888,447	34,888,447
Balance (in Dollars)	$ 3,489	د.إ 12,811	$ 18,960,298	د.إ 69,622,214	$ (16,790,196)	د.إ (61,653,598)	$ 2,173,591	د.إ 7,981,427
Balance (in Shares) | shares	34,888,447	34,888,447					34,888,447	34,888,447